Employee benefits - Summary of Net Pension and Post Retirement Medical Cost (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Disclosure of defined benefit plans [line items]
Past Service cost - Plan amendment			₨ (848.1)
Pension benefits [Member]
Disclosure of defined benefit plans [line items]
Service cost	₨ 904.7	$ 11.9	901.2	₨ 827.7
Past Service cost - Plan amendment	324.9	4.3		(51.7)
Net interest cost / (income)	52.5	0.7	77.1	55.0
Net periodic cost	1,282.1	16.9	978.3	831.0
Post retirement medical benefits [Member]
Disclosure of defined benefit plans [line items]
Service cost	82.1	1.1	78.7	81.7
Past Service cost - Plan amendment	244.6	3.2
Net interest cost / (income)	115.7	1.5	108.0	113.0
Net periodic cost	₨ 442.4	$ 5.8	₨ 186.7	₨ 194.7